UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		February 13, 2006

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		52
Form 13F Information Table Value Total:		$422,960
List of Other Managers:

No.  13F File Number	Name

      None

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                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
3M Company            COM      88579Y101          $217        2800 SH          SOLE      None           2760         0
Affymetrix Inc        COM      00826T108        $6,635      138944 SH          SOLE      None         103344         0      35600
Akamai Technologies   COM      00976T101       $14,478      726422 SH          SOLE      None         493132         0     233290
Analog Devices        COM      032654105       $11,704      326293 SH          SOLE      None         211983         0     114310
Avocent Corporation   COM      053893103        $6,774      249140 SH          SOLE      None         166310         0      82830
BJ Services Company   COM      055482103        $9,067      247264 SH          SOLE      None         167124         0      80140
Bed Bath & Beyond     COM      075896100        $5,230      144669 SH          SOLE      None          99614         0      45055
CDW Corporation       COM      12512N105       $11,487      199498 SH          SOLE      None         126698         0      72800
Capital One Financi   COM      14040H105          $252        2915 SH          SOLE      None           2870         0         45
Capital Source Inco   COM      14055X102        $9,654      430992 SH          SOLE      None          301552        0     129440
Caremark RX Inc       COM      141705103          $206        3975 SH          SOLE      None            3910        0         65
Claire's Stores Inc   COM      179584104       $14,121      483279 SH          SOLE      None          319954        0     163325
Coach, Inc.           COM      189754104       $12,269      368005 SH          SOLE      None          244835        0     123170
Colgate-Palmolive     COM      194162103          $228        4160 SH          SOLE      None            4095        0         65
Covance Inc           COM      222816100        $6,381      131426 SH          SOLE      None           87016        0      44410
Cytyc Corporation     COM      232946103       $13,405      474858 SH          SOLE      None          306198        0     168660
East West Bancorp     COM      27579R104        $5,942      162839 SH          SOLE      None          108829        0      54010
Endo Pharmaceutical   COM      29264F205       $14,993      495460 SH          SOLE      None          331470        0     163990
Fair Isaac & Compan   COM      303250104        $6,395      144786 SH          SOLE      None           97016        0      47770
Flextronics Interna   COM      Y2573F102        $9,338      894442 SH          SOLE      None          569582        0     324860
Gen-Probe Incorpora   COM      36866T103       $13,207      270684 SH          SOLE      None          179514        0      91170
Halliburton Company   COM      406216101          $263        4245 SH          SOLE      None            4175        0         70
Harman Internationa   COM      413086109       $11,575      118291 SH          SOLE      None           76051        0      42240
HCC Insurance Holdi   COM      404132102       $14,901      502060 SH          SOLE      None          327002        0     175058
Headwaters Inc        COM      42210P102       $11,677      329497 SH          SOLE      None          232042        0      97455
ITT Industries Inc    COM      450911102       $11,958      116301 SH          SOLE      None           77571        0      38730
Inamed Corp.          COM      453235103       $11,028      125771 SH          SOLE      None           77291        0      48480
Ingersoll-Rand Comp   COM      G4776G101          $247        6130 SH          SOLE      None            6040        0         90
Intuitive Surgical    COM      46120E602       $10,161       86650 SH          SOLE      None           57300        0      29350
Jabil Circuit Inc     COM      466313103       $14,927      402464 SH          SOLE      None          249024        0     153440
Johnson Controls In   COM      478366107        $6,727       92266 SH          SOLE      None           62946        0      29320
KLA Tencor Corporat   COM      482480100       $12,965      263460 SH          SOLE      None          175630        0      87830
Lowe's Companies In   COM      548661107          $207        3100 SH          SOLE      None            3050        0         50
MEMC Electronic Mat   COM      552715104       $12,762      575633 SH          SOLE      None          377753        0     197880
National Oilwell Va   COM      637071101          $229        3655 SH          SOLE      None            3605        0         50
Noble Corporation     COM      G65422100        $8,923      126493 SH          SOLE      None           90048        0      36445
O'Reilly Automotive   COM      686091109       $11,726      366308 SH          SOLE      None          243648        0     122660
Pacific Sunwear CA    COM      694873100       $12,256      491801 SH          SOLE      None          315511        0     176290
Paid Incorporated     COM      69561N204            $2       10000 SH          SOLE      None           10000        0          0
Pharmaceutical Prod   COM      717124101        $9,356      151028 SH          SOLE      None           94473        0      56555
Pride International   COM      74153Q102        $6,108      198622 SH          SOLE      None          133132        0      65490
Respironics Inc       COM      761230101        $7,449      200941 SH          SOLE      None          147246        0      53695
Ross Stores Inc       COM      778296103        $6,578      227619 SH          SOLE      None          151999        0      75620
Salix Pharmaceutica   COM      795435106        $5,992      340826 SH          SOLE      None          210126        0     130700
Supergen Inc          COM      868059106          $841      166600 SH          SOLE      None          166600        0          0
Superior Energy Ser   COM      868157108       $11,180      531137 SH          SOLE      None          348427        0     182710
Tech Data Corporati   COM      878237106       $10,181      257036 SH          SOLE      None          159496        0      97540
Tiffany & Company     COM      886547108        $8,170      213377 SH          SOLE      None          142617        0      70760
Varian Medical Syst   COM      92220P105       $10,268      203971 SH          SOLE      None          138661        0      65310
Wal-Mart Stores       COM      931142103          $352        7525 SH          SOLE      None            7475        0         50
Weatherford Interna   COM      G95089101       $11,273      311423 SH          SOLE      None          208133        0     103290
Zion Bancorporation   COM      989701107       $10,695      141539 SH          SOLE      None           94374        0      47165
TOTAL PORTFOLIO                               $422,960    12478620 SHS                                8319252        0    4159328
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